SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.   SHAREHOLDERS' EQUITY

(a)   Common shares

  The Company's authorized share capital includes an unlimited number of common shares with issued common shares of 172,296,610 (2011 – 170,859,604), less 193,740 common shares held by a trust in connection with the Company's restricted share unit ("RSU") plan (2011 – less 45,868 common shares). The trust is treated as a variable interest entity and, as a result, its holdings of shares are offset against the Company's issued shares in its consolidated financial statements (see note 8(c) for details).

  In 2012, the Company declared dividends on its common shares of $1.02 per share (2011 – nil per share; 2010 – $0.64 per share).

(b)   Private placements and warrants

  On December 3, 2008, the Company closed a private placement of 9.2 million units, with each unit consisting of one common share and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $47.25 per share at any time during the five-year term of the warrant. As consideration for the lead purchaser's commitment, the Company issued to the lead purchaser an additional 4 million warrants. The net proceeds of the private placement were approximately $281.0 million, after deducting share issue costs of $8.8 million. If all outstanding warrants were exercised, the Company would issue an additional 8.6 million common shares. No warrants had been exercised as of December 31, 2012.

  On July 26, 2010, the Company issued 15,000 common shares with a market value of $0.8 million in connection with the purchase of a mining property.

(c)   Public issuance of common shares

  On July 6, 2010, the Company issued 10,210,848 common shares with a market value of $579.0 million in connection with the acquisition of Comaplex Minerals Corp. ("Comaplex") (see note 10 for details).

  On November 18, 2011, the Company issued 1,250,477 common shares with a market value of $56.1 million in connection with the acquisition of 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"). On January 23, 2012, the Company issued an additional 68,941 common shares with a market value of $2.4 million in connection with the compulsory acquisition of the remaining outstanding shares of Grayd it did not already own (see note 10 for details).

(d)   Accumulated other comprehensive loss

  The following table details the components of accumulated other comprehensive loss, net of related tax effects:

	As at December 31,

	2012	2011

Cumulative translation adjustment	$(16,206)	$(16,206)

Unrealized net (loss) gain on available-for-sale securities	(7,680)	16,350

Unrealized loss on derivative financial instruments	(260)	(4,404)

Unrealized loss on pension benefits liability	(4,071)	(5,219)

Tax effect of unrealized loss on derivative financial instruments	397	1,491

Tax effect of unrealized loss on pension benefits liability	509	882

Accumulated other comprehensive loss	$(27,311)	$(7,106)

  In 2012, a $9.7 million gain on sale of available-for-sale securities (2011 – $4.9 million gain; 2010 – $19.5 million gain) was reclassified from accumulated other comprehensive loss to the consolidated statements of income (loss) and comprehensive income (loss).

(e)   Net income (loss) per share

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share:

	Years Ended December 31,

	2012	2011	2010

Weighted average number of common shares outstanding – basic	171,250,179	169,352,896	162,342,686

Add: Dilutive impact of employee stock options	–	–	1,192,530

Dilutive impact of warrants	–	–	2,263,902

Dilutive impact of shares related to RSU plan	235,436	–	43,141

Weighted average number of common shares outstanding – diluted	171,485,615	169,352,896	165,842,259

  The calculation of diluted net income (loss) per share has been calculated using the treasury stock method. In applying the treasury stock method, employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares, for the period outstanding, are not included in the calculation of diluted net income (loss) per share, as the impact is anti-dilutive. In 2010, a total of 58,750 employee stock options were excluded from the calculation of diluted net income (loss) per share as their impact would have been anti-dilutive. In 2011, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU plan would have been anti-dilutive as a result of the net loss recorded for the year. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share in 2011. In 2012, 7,742,151 employee stock options and all warrants were excluded from the calculation of diluted net income (loss) per share as their impact would have been anti-dilutive.